Income Taxes - Effective Tax Reconciliation - Revised 2015 & 2014 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax benefit / (expense)	$ (2,921)	$ (2,097)	$ (2,053)
Deferred tax benefit/ (expense)	(1,437)	(2,388)	89
Income tax provision/ Income tax benefit/ (expense)	(4,358)	(4,485)	(1,964)
AB USA's
Current tax benefit / (expense)	(2,618)	(10)	(56)
Deferred tax benefit/ (expense)	2,537	(2,420)	0
Income tax provision/ Income tax benefit/ (expense)	$ (81)	$ (2,430)	$ (56)
Effective tax rate	2.70%	28.26%	3.19%
ABAS
Current tax benefit / (expense)	$ 0	$ 0	$ 0
Deferred tax benefit/ (expense)	(1,183)	(551)	(458)
Income tax provision/ Income tax benefit/ (expense)	$ (1,183)	$ (551)	$ (458)
Effective tax rate	1105.61%	26.34%	25.46%
Aegean NWE
Current tax benefit / (expense)	$ (150)	$ (1,339)	$ (1,663)
Deferred tax benefit/ (expense)	(3,062)	583	547
Income tax provision/ Income tax benefit/ (expense)	$ (3,212)	$ (756)	$ (1,116)
Effective tax rate	168.17%	8.67%	7.57%
ICS
Current tax benefit / (expense)	$ 40	$ (607)	$ (334)
Deferred tax benefit/ (expense)	0	0	0
Income tax provision/ Income tax benefit/ (expense)	$ 40	$ (607)	$ (334)
Effective tax rate	4.73%	85.98%	51.38%
U.S., Greece and Russia
Current tax benefit / (expense)	$ (93)	$ (141)	$ 0
Deferred tax benefit/ (expense)	171	0	0
Income tax provision/ Income tax benefit/ (expense)	$ 78	$ (141)	$ 0
Effective tax rate	44.83%	59.49%	0.00%